Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,000,000.00
Total Fee Amount	14,500.50
Total Offset Amount	0.00
Net Fee	$ 14,500.50
Offering Table N/A
Offset Table N/A	N/A